American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Fund
August 31, 2021

Emerging Markets - Schedule of Investments
AUGUST 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.5%
Argentina — 1.5%
Globant SA(1)	165,924	53,473,987
Brazil — 6.8%
Banco BTG Pactual SA	6,342,400	34,871,670
Embraer SA, ADR(1)	2,318,516	41,594,177
Gerdau SA, Preference Shares	5,119,200	28,047,292
Locaweb Servicos de Internet SA	4,069,522	19,321,336
Magazine Luiza SA	5,085,840	17,881,290
Petrobras Distribuidora SA	3,069,400	15,991,652
Suzano SA(1)	1,790,000	21,165,120
Vale SA, ADR	2,899,259	55,288,869
		234,161,406
China — 26.1%
Alibaba Group Holding Ltd., ADR(1)	706,637	118,001,313
China Construction Bank Corp., H Shares	54,801,000	39,487,279
China Education Group Holdings Ltd.	9,550,000	18,055,535
China Tourism Group Duty Free Corp. Ltd., A Shares	1,000,917	35,444,278
CIFI Holdings Group Co. Ltd.	39,800,888	26,755,033
Contemporary Amperex Technology Co. Ltd., A Shares	542,200	41,655,981
Country Garden Services Holdings Co. Ltd.	4,599,000	35,093,636
Ganfeng Lithium Co. Ltd., H Shares	2,595,200	59,792,400
GDS Holdings Ltd., ADR(1)	338,741	19,809,574
Huazhu Group Ltd., ADR(1)	180,898	8,735,564
Industrial & Commercial Bank of China Ltd., H Shares	25,397,645	14,143,299
Kweichow Moutai Co. Ltd., A Shares	106,310	25,685,794
Li Ning Co. Ltd.	3,989,000	53,491,575
Meituan, Class B(1)	1,075,300	34,382,243
Nine Dragons Paper Holdings Ltd.	12,024,000	16,426,216
NIO, Inc., ADR(1)	1,075,165	42,264,736
Ping An Insurance Group Co. of China Ltd., H Shares	2,538,000	19,651,930
Shenzhou International Group Holdings Ltd.	1,808,700	39,205,599
Tencent Holdings Ltd.	2,698,900	166,691,568
Wuxi Biologics Cayman, Inc.(1)	4,299,000	66,556,915
Yantai Jereh Oilfield Services Group Co. Ltd., A Shares	3,606,528	20,530,413
		901,860,881
Hungary — 1.5%
OTP Bank Nyrt(1)	877,810	53,012,488
India — 11.4%
Asian Paints Ltd.	498,803	21,850,792
Bajaj Finance Ltd.	343,555	35,292,874
Bata India Ltd.	643,473	15,599,225
HDFC Bank Ltd.	3,576,662	77,142,275
ICICI Bank Ltd., ADR	2,993,038	58,723,405
Indraprastha Gas Ltd.	1,844,144	13,762,749
Infosys Ltd., ADR	2,179,194	51,908,401
Jubilant Foodworks Ltd.	730,692	39,896,558
Tata Consultancy Services Ltd.	684,706	35,444,798
UltraTech Cement Ltd.	434,671	46,565,577
		396,186,654

Indonesia — 1.4%
Bank Rakyat Indonesia Persero Tbk PT	145,958,400	40,139,280
Bukalapak.com Tbk PT(1)	130,944,900	8,676,104
		48,815,384
Luxembourg — 1.2%
Ternium SA, ADR	794,744	43,218,179
Mexico — 3.7%
Cemex SAB de CV, ADR(1)	7,913,003	64,886,625
Grupo Financiero Banorte SAB de CV	5,979,044	39,466,334
Wal-Mart de Mexico SAB de CV	6,544,675	23,224,407
		127,577,366
Netherlands — 0.7%
Prosus NV(1)	285,022	24,931,565
Philippines — 0.5%
Ayala Land, Inc.	24,231,200	16,425,199
Russia — 4.7%
Novatek PJSC, GDR	167,616	39,727,296
Sberbank of Russia PJSC, ADR (London)	2,176,695	38,873,381
TCS Group Holding plc, GDR	349,075	30,873,441
Yandex NV, A Shares(1)	687,615	52,877,593
		162,351,711
Saudi Arabia — 1.3%
Al Rajhi Bank	1,379,092	44,483,901
Singapore — 0.9%
Sea Ltd., ADR(1)	91,740	31,037,477
South Africa — 2.6%
Capitec Bank Holdings Ltd.	267,034	34,947,630
Kumba Iron Ore Ltd.(2)	662,975	29,773,755
Naspers Ltd., N Shares	141,314	24,382,180
		89,103,565
South Korea — 15.6%
CJ Logistics Corp.(1)	178,357	26,280,291
Cosmax, Inc.(1)	143,570	16,109,839
Hyundai Motor Co.	262,452	47,955,551
LG Chem Ltd.	40,817	26,596,605
Mando Corp.(1)	622,156	32,464,140
NAVER Corp.	146,086	55,313,548
Samsung Biologics Co. Ltd.(1)	44,691	37,147,831
Samsung Electro-Mechanics Co. Ltd.	328,476	52,125,193
Samsung Electronics Co. Ltd.	2,505,813	165,429,337
Samsung SDI Co. Ltd.	75,726	51,613,837
SK Hynix, Inc.	320,629	29,356,927
		540,393,099
Taiwan — 15.7%
ASPEED Technology, Inc.	324,000	27,333,500
Chailease Holding Co. Ltd.	10,036,254	96,279,907
Formosa Plastics Corp.	7,956,000	29,376,384
MediaTek, Inc.	1,366,000	44,295,585
Merida Industry Co. Ltd.	1,979,000	22,755,994
President Chain Store Corp.	1,338,000	13,776,803
Taiwan Semiconductor Manufacturing Co. Ltd.	13,314,939	292,066,132
Win Semiconductors Corp.	1,322,000	15,689,032
		541,573,337
Thailand — 2.4%
CP ALL PCL	10,543,100	21,255,179

Kasikornbank PCL	7,844,900	29,742,872
PTT Exploration & Production PCL	8,831,900	30,479,236
		81,477,287
Turkey — 0.5%
BIM Birlesik Magazalar AS	2,106,988	18,183,543
TOTAL COMMON STOCKS (Cost $2,278,131,178)		3,408,267,029
TEMPORARY CASH INVESTMENTS — 1.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.25% - 2.75%, 1/31/24 - 8/31/25, valued at $18,250,669), in a joint trading account at 0.02%, dated 8/31/21, due 9/1/21 (Delivery value $17,886,307)		17,886,297
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 7/15/30, valued at $45,611,413), at 0.02%, dated 8/31/21, due 9/1/21 (Delivery value $44,717,025)		44,717,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	883,785	883,785
TOTAL TEMPORARY CASH INVESTMENTS (Cost $63,487,082)		63,487,082
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $2,341,618,260)		3,471,754,111
OTHER ASSETS AND LIABILITIES — (0.3)%		(11,476,187)
TOTAL NET ASSETS — 100.0%		$3,460,277,924

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	24.8%
Financials	19.8%
Consumer Discretionary	17.4%
Materials	12.7%
Communication Services	8.8%
Consumer Staples	3.5%
Industrials	3.1%
Health Care	3.0%
Energy	2.7%
Real Estate	2.3%
Utilities	0.4%
Temporary Cash Investments	1.8%
Other Assets and Liabilities	(0.3)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $23,819,004. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. At the period end, the aggregate value of the collateral held by the fund was $25,235,524, all of which is securities collateral.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Argentina	53,473,987	—	—
Brazil	96,883,046	137,278,360	—
China	188,811,187	713,049,694	—
India	110,631,806	285,554,848	—
Luxembourg	43,218,179	—	—
Mexico	64,886,625	62,690,741	—
Russia	52,877,593	109,474,118	—
Singapore	31,037,477	—	—
Other Countries	—	1,458,399,368	—
Temporary Cash Investments	883,785	62,603,297	—
	642,703,685	2,829,050,426	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.